14. Financial assets and liabilities (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Trade and other payables	$ 1,017,306	$ 655,598
Trade payables
Disclosure of financial liabilities [line items]
Trade and other payables	1,006,191	652,349
Payables to associates
Disclosure of financial liabilities [line items]
Trade and other payables	9,179	2,564
Insurance payable
Disclosure of financial liabilities [line items]
Trade and other payables	$ 1,936	$ 685